Commitments and Contingencies - Schedule of Future Minimum Rental Payments for Operating Leases (Details) - USD ($)	Mar. 31, 2020	Jun. 30, 2019
Commitments and Contingencies Disclosure [Abstract]
Remainder Fiscal Year 2020	$ 6,780
Year 2021	22,822
Total	29,602
Imputed interest	(2,267)
Total operating lease liability	$ 27,335
Fiscal Year Ended June 30, 2020		$ 27,756
Fiscal Year Ended June 30, 2021		$ 25,443